Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows from Operating Activities:
Net loss	$ (20,511)	$ (52,949)	$ (12,688)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense (Note 5)	1,939	3,585	5,320
Loss on sale of vessel	277	7,620	1,098
Amortization of debt discount	1,550	3,515
Gain on debt extinguishment principal			(15,000)
Gain on debt extinguishment - accrued interest			(449)
Gain on debt extinguishment - accrued fees			(1,409)
Loss on debt extinguishment - deferred finance costs			801
Gain on settlement of payable	37	(313)
Shares issued to settle fees owed to the Manager	287
Amortization of deferred financing fees	6	8	226
Amortization of deferred dry-docking and special survey costs			167
Stock-based compensation charge (Note 14)	206	898	638
Loss on write off of capital lease		3,057
Loss on commitment and contingency (Note 6)		2,000
Change in fair value of derivatives (Note 8)			(200)
Vessel impairment loss (Note 5)	4,286	18,891
Changes in:
-Trade receivables	57	388	724
-Insurance claims			186
-Due from related party		433	734
-Inventories	241	(310)	(134)
-Prepayments and other	357	174	150
-Accounts payable	199	1,184	(1,362)
-Accrued liabilities	1,188	1,357	1,515
-Unearned revenue		(52)	52
-Due to related party	1,107	713
-Guarantee Deposits	(25)	(164)
Net Cash used in Operating Activities	(8,873)	(9,965)	(19,593)
Cash flows from Financing Activities:
Proceeds from convertible notes	1,533	6,489	304
Write-off of lease advance payments	7,000
Payments on capital lease	(1,300)
Repayment of bank loans			(27,089)
Issuance of convertible preferred stock for cash, net (Note 15)			23,970
Net Cash provided by Financing Activities	7,233	6,489	(2,815)
Cash flows from Investing Activities:
-Proceeds from sale of vessels, net	1,672	3,451	14,872
Net Cash provided by Investing Activities	1,672	3,451	14,872
Net increase (decrease) in cash and cash equivalents	32	(25)	(7,536)
Cash and cash equivalents, beginning of year	20	45	7,581
Cash and cash equivalents, end of year	52	20	45
Supplemental Cash Flow Information:
Cash paid for interest			960
Non-Cash Operating Activities:
Shares issued to settle fees owed to the Manager	287
Notes converted to common stock	2,971	5,389	129
Beneficial Conversion feature			164
Bareboat Charter Lease		(8,400)	12,250
Security deposit for charter terms			3,750
Convertible notes issued in settlement of accounts payable	526
Cashless warrants exercised	214
Adjustments for settlement of put option liability	$ 2,075
Stock issued in settlement of liabilities		$ 1,004